Property, Equipment and Intangible assets	12 Months Ended
Dec. 31, 2024
Disclosure Of Property Equipment And Intangible Assets [Abstract]
Property, Equipment and Intangible assets
13.
Property, equipment and intangible assets

	Land, buildings and construction	Furniture and equipment	Intangible assets	Construc- tion in progress	Total

At initial/revalued cost
31 December 2022	64,517	98,994	31,519	81	195,111
Additions	18,019	24,258	4,744	2,028	49,049
Acquisitions of subsidiaries	12	5,229	20,255	-	25,496
Disposals	(59)	(2,208)	(3,530)	(135)	(5,932)
31 December 2023	82,489	126,273	52,988	1,974	263,724

Additions	17,338	38,431	7,452	23,332	86,553
Disposals	(1,705)	(3,348)	(709)	(2,635)	(8,397)
Acquisition of subsidiary	-	-	41,853	-	41,853
Transfer	9,368	701	373	(10,442)	-

31 December 2024	107,490	162,057	101,957	12,229	383,733

Accumulated depreciation and impairment
31 December 2022	9,800	37,255	16,216	-	63,271
Charge for the year	2,658	18,103	5,338	-	26,099
Acquisitions of subsidiaries	1	512	-	-	513
Disposals	(57)	(265)	(183)	-	(505)
31 December 2023	12,402	55,605	21,371	-	89,378

Charge for the year	3,560	20,426	4,618	-	28,604
Disposals	(349)	(3,073)	(116)	-	(3,538)
Transfer	1	(1)	-	-	-

31 December 2024	15,614	72,957	25,873	-	114,444
Net book value
31 December 2024	91,876	89,100	76,084	12,229	269,289

31 December 2023	70,087	70,668	31,617	1,974	174,346

As at 31 December 2023 and 2024, property and equipment included fully depreciated property and equipment of KZT 21,380 million and KZT 34,742 million, respectively.

The Group’s revaluation policy requires the entire class of buildings, construction and land to be revalued every five years. In 2021, the Group had its buildings and construction revalued by independent appraisers, and the revalued amounts approximate their carrying value.

The initial accounting for the acquisition of Kolesa Group has only been provisionally determined as at the end of 31 December 2023. During the reporting period the necessary market valuations have been finalised. As a result, the Group has recognised the additional identifiable intangible assets, represented by trademark and software.

Based on a valuation of net assets performed, the carrying amount of goodwill decreased to KZT 17,438 million (Note 14).

The fair value of buildings and construction was determined based on the market comparable approach that reflects recent transaction prices for similar properties. In measuring fair value of the Group’s buildings and construction, the measurements were categorized into Level 3. During the years ended 31 December 2023 and 2024, there were no movements between Level 3 and other levels.